SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 24, 2020	Dec. 27, 2019	May 24, 2019	Jan. 31, 2021	Jan. 31, 2020
Interest payments				$ 2,515,446	$ 3,291,295
Income taxes				2,832,676
Shares issued for purchase of a building (Shares)					3,983,886
Shares issued for purchase of a building					$ 4,136,646
Shares issued on purchase of Swell Companies (shares)					1,266,667
Shares issued on purchase of Swell Companies					$ 1,130,363
Shares issued on purchase of Swell Companies two (Shares)					7,015,238
Shares issued - partial settlement of EFF share payment note				$ 21,371	$ 368,688
Number of shares issued for partial settlement of EFF share payment note				19,774	368,688
Shares issued on upon the conversion of debentures (Shares)					8,016,388
Shares issued on upon the conversion of debentures					$ 4,539,991
Shares issued on conversion of a portion of a convertible promissory note (Shares)					977,479
Shares issued on conversion of a portion of a convertible promissory note					$ 660,647
Convertible promissory note related to acquisition					1,000,000
Transfer from reserves to share capital on exercise of warrants					289,159
Transfer from reserves to share capital on exercise of options					38,952
Phantom Farms
Shares issued on purchase of Phantom Farms				$ 2,582,903	$ 2,507,138
Megawood
Shares issued on conversion of a portion of a convertible promissory note (Shares)				95,849
Shares issued on conversion of a portion of a convertible promissory note				$ 38,415
Convertible promissory note related to acquisition				$ 175,000
Swell Companies Limited ("Swell")
Shares issued as settlement of a commitment to issue shares (shares)				456,862
Shares issued as settlement of a commitment to issue shares				$ 429,582
Shares issued on purchase of Swell Companies (shares)			1,266,667		1,266,667
Shares issued on purchase of Swell Companies					$ 1,130,363
Shares issued on purchase of Swell Companies two (Shares)		7,015,238			7,015,238
Shares issued on purchase of Swell Companies two	$ 424,688	$ 3,796,815			$ 3,796,815